SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS	NOTE 9 - SUBSEQUENT EVENTS Management has evaluated subsequent events through the date of the filing of this report